TAXATION (Schedule of deferred taxes assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	$ 211	$ 292	$ 298
Changes during period	1,628	(81)	(6)
Ending of period	1,839	211	292
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	0	0	0
Changes during period	1,722	0	0
Ending of period	1,722	0	0
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	211	292	298
Changes during period	(94)	(81)	(6)
Ending of period	$ 117	$ 211	$ 292